Contingencies (Smoking And Health Class Actions) (Details) (Smoking And Health Class Actions And Aggregated Claims Litigation [Member])	Dec. 31, 2011
Smoking And Health Class Actions And Aggregated Claims Litigation [Member]
Loss Contingencies [Line Items]
Smoking and health class certifications denied or reversed	59